Leases	3 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases	Leases
Lessee

The Company leases office facilities under various cancellable and non-cancellable operating leases, most of which provide extension or early termination options. The Company's lease agreements do not contain any residual value guarantees or material restrictive covenants.

The following table summarizes the impact of the Company's leases in its financial statements (in thousands):

Balance Sheet	Financial statement caption	March 31, 2026	December 31, 2025
Right-of-use asset - operating	Other assets	$9,408	$9,935
Lease liability - operating	Accounts payable and other accrued expenses	$12,757	$13,356

		Three Months Ended March 31,
Income Statement	Financial statement caption	2026	2025
Operating lease cost(1)	Administrative expenses	$785	$757
(1)    Includes short-term leases that are immaterial.

Cash paid for amounts included in the measurement of lease liabilities included in operating cash flows was $0.6 million and $0.8 million for the three months ended March 31, 2026 and 2025, respectively.
The following table includes supplemental information related to the Company's operating leases:

March 31, 2026
Weighted-Average Remaining Lease Term	7.6 years
Weighted-Average Discount Rate	5.54%

Lessor

Operating Leases

As of March 31, 2026, the Company has deferred revenue balances related to upfront payments received in return for reduced lease rates during the lease term. These amounts will be amortized into revenue as follows (in thousands):

Years ending December 31,
2026 (Remaining 9 months)	$29,804
2027	17,048
2028	15,392
2029	13,837
2030	8,426
2031 and thereafter	20,956
Total	$105,463

Finance Leases

The following table summarizes the components of the net investment in finance leases (in thousands):

	March 31, 2026	December 31, 2025
Future minimum lease payment receivable(1)	$2,002,077	$2,053,619
Estimated residual receivable(2)	295,336	299,919
Gross finance lease receivables(3)	2,297,413	2,353,538
Unearned income(4)	(647,228)	(672,950)
Net investment in finance leases(5)	$1,650,185	$1,680,588
(1)     There were no executory costs included in gross finance lease receivables as of March 31, 2026 and December 31, 2025.
(2)    The Company's finance leases generally include a purchase option at nominal amounts that is reasonably certain to be exercised, and therefore, the Company has immaterial residual value risk.
(3)    The gross finance lease receivable is reduced as billed to customers and reclassified to accounts receivable until paid by customers.
(4)     There were no unamortized initial direct costs as of March 31, 2026 and December 31, 2025.
(5)    One major customer represented 93% of the Company's finance lease portfolio as of March 31, 2026 and December 31, 2025, respectively. No other customer represented more than 10% of the Company's finance lease portfolio in each of those periods.
The Company’s finance lease portfolio customers are primarily large international shipping lines. In its estimate of expected credit losses, the Company evaluates the overall credit quality of its finance lease portfolio. The Company considers an account past due when a payment has not been received in accordance with the terms of the related lease agreement and maintains allowances, if necessary, for doubtful accounts. These allowances are based on, but not limited to, historical experience which includes stronger and weaker economic cycles, each lessee's payment history, management's current assessment of each lessee's financial condition, consideration of current economic conditions and reasonable market forecasts.
Leases	Leases
Lessee

The Company leases office facilities under various cancellable and non-cancellable operating leases, most of which provide extension or early termination options. The Company's lease agreements do not contain any residual value guarantees or material restrictive covenants.

The following table summarizes the impact of the Company's leases in its financial statements (in thousands):

Balance Sheet	Financial statement caption	March 31, 2026	December 31, 2025
Right-of-use asset - operating	Other assets	$9,408	$9,935
Lease liability - operating	Accounts payable and other accrued expenses	$12,757	$13,356

		Three Months Ended March 31,
Income Statement	Financial statement caption	2026	2025
Operating lease cost(1)	Administrative expenses	$785	$757
(1)    Includes short-term leases that are immaterial.

Cash paid for amounts included in the measurement of lease liabilities included in operating cash flows was $0.6 million and $0.8 million for the three months ended March 31, 2026 and 2025, respectively.
The following table includes supplemental information related to the Company's operating leases:

March 31, 2026
Weighted-Average Remaining Lease Term	7.6 years
Weighted-Average Discount Rate	5.54%

Lessor

Operating Leases

As of March 31, 2026, the Company has deferred revenue balances related to upfront payments received in return for reduced lease rates during the lease term. These amounts will be amortized into revenue as follows (in thousands):

Years ending December 31,
2026 (Remaining 9 months)	$29,804
2027	17,048
2028	15,392
2029	13,837
2030	8,426
2031 and thereafter	20,956
Total	$105,463

Finance Leases

The following table summarizes the components of the net investment in finance leases (in thousands):

	March 31, 2026	December 31, 2025
Future minimum lease payment receivable(1)	$2,002,077	$2,053,619
Estimated residual receivable(2)	295,336	299,919
Gross finance lease receivables(3)	2,297,413	2,353,538
Unearned income(4)	(647,228)	(672,950)
Net investment in finance leases(5)	$1,650,185	$1,680,588
(1)     There were no executory costs included in gross finance lease receivables as of March 31, 2026 and December 31, 2025.
(2)    The Company's finance leases generally include a purchase option at nominal amounts that is reasonably certain to be exercised, and therefore, the Company has immaterial residual value risk.
(3)    The gross finance lease receivable is reduced as billed to customers and reclassified to accounts receivable until paid by customers.
(4)     There were no unamortized initial direct costs as of March 31, 2026 and December 31, 2025.
(5)    One major customer represented 93% of the Company's finance lease portfolio as of March 31, 2026 and December 31, 2025, respectively. No other customer represented more than 10% of the Company's finance lease portfolio in each of those periods.
The Company’s finance lease portfolio customers are primarily large international shipping lines. In its estimate of expected credit losses, the Company evaluates the overall credit quality of its finance lease portfolio. The Company considers an account past due when a payment has not been received in accordance with the terms of the related lease agreement and maintains allowances, if necessary, for doubtful accounts. These allowances are based on, but not limited to, historical experience which includes stronger and weaker economic cycles, each lessee's payment history, management's current assessment of each lessee's financial condition, consideration of current economic conditions and reasonable market forecasts.